UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Long Oar Global Investors, LLC

Address:  101 Park Avenue, 47th Floor
          New York, New York 10178

13F File Number:  028-14732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James Davidson
Title:  Managing Member
Phone:  (212) 883-3352


Signature, Place and Date of Signing:

   /s/ James Davidson           New York, New York           August 14, 2012
------------------------     ------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        21

Form 13F Information Table Value Total:  $147,424
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.     Form 13F File Number     Name
   ---     --------------------     --------------------------------------------
    1.      028-14733                Long Oar Global Investors Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2012
COLUMN 1                       COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
                                TITLE                 VALUE      SHS OR    SH/  PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL   DISCRETION    MNGRS     SOLE     SHARED  NONE
----------------------------   ---------  ---------  --------   ---------  ---  ----   -----------   -----   ---------  ------  ----
ASHLAND INC NEW                COM        044209104    5,460       78,773   SH           DEFINED       1        78,773
CHARTER COMMUNICATIONS INC D   CL A NEW   16117M305    5,665       79,933   SH           DEFINED       1        79,933
DELPHI AUTOMOTIVE PLC          SHS        G27823106    6,624      259,767   SH           DEFINED       1       259,767
DOLLAR GEN CORP NEW            COM        256677105    9,606      176,615   SH           DEFINED       1       176,615
ECOLAB INC                     COM        278865100    8,408      122,687   SH           DEFINED       1       122,687
FRESH MKT INC                  COM        35804H106    5,526      103,037   SH           DEFINED       1       103,037
GRACE W R & CO DEL NEW         COM        38388F108    8,074      160,031   SH           DEFINED       1       160,031
GROUP 1 AUTOMOTIVE INC         COM        398905109    6,230      136,597   SH           DEFINED       1       136,597
HARLEY DAVIDSON INC            COM        412822108    6,713      146,807   SH           DEFINED       1       146,807
INTL PAPER CO                  COM        460146103    5,705      197,329   SH           DEFINED       1       197,329
KB HOME                        COM        48666K109   10,831    1,105,159   SH           DEFINED       1     1,105,159
LENNOX INTL INC                COM        526107107   10,300      220,895   SH           DEFINED       1       220,895
LOUISIANA PAC CORP             COM        546347105    6,168      566,881   SH           DEFINED       1       566,881
MONSANTO CO NEW                COM        61166W101    5,427       65,557   SH           DEFINED       1        65,557
PPG INDS INC                   COM        693506107    8,612       81,151   SH           DEFINED       1        81,151
SEMGROUP CORP                  CL A       81663A105    5,301      166,019   SH           DEFINED       1       166,019
SIRIUS XM RADIO INC            COM        82967N108    6,565    3,548,379   SH           DEFINED       1     3,548,379
SPRINT NEXTEL CORP             COM SER 1  852061100    5,624    1,725,242   SH           DEFINED       1     1,725,242
TYCO INTERNATIONAL LTD         SHS        H89128104    9,551      180,718   SH           DEFINED       1       180,718
UNITED CONTL HLDGS INC         COM        910047109    5,577      229,205   SH           DEFINED       1       229,205
VISA INC                       COM CL A   92826C839    5,457       44,139   SH           DEFINED       1        44,139




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